7. Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
Income Taxes

Note 7 — Income Taxes

Income taxes relating to continuing operations for the years ended December 31 are as follows:

	2017	2016*	2015*
Current tax
In respect of the current year	$166,252	$34,261	$183,005
In respect of the prior year	(14,227)	6,663	(12,664)
Others fiscal unit **	6,614	1,443	(148,834)
	158,639	42,367	21,507

Deferred tax (see note 8 — Deferred Taxes)
In respect of the current year	15,867	(130,306)	122,386
	15,867	(130,306)	122,386
Total income tax expense/(benefit) recognized in the current year relating to continuing operations	$174,506	$(87,939)	$143,893

The income tax expense for the years ended December 31 can be reconciled to the accounting profit as follows:

	2017	2016*	2015*
Profit/(loss) before tax from continuing operations	$(2,758,561)	$(427,636)	$(5,969,746)

Income tax expense/(benefit) calculated at 27.9%, 31.4% and 31.4% for the year ended December 31, 2017, 2016 and 2015 respectively	$(769,639)	$(134,278)	$(1,874,501)
Effect of (income)/expenses that are exempt from taxation	–	9,795	965,868
Effect of expenses that are not deductible in determining taxable profit	235,350	180,042	460,519
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	746,964	136,125	836,295
Effect of previously unrecognized and unused tax losses and deductible temporary differences now recognized as deferred tax assets	(28,760)	(34,200)	(34,904)
Effect of new tax rule in fiscal unit **	6,614	(48,284)	(148,834)
Effect of prior year taxes	(14,227)	6,663	(12,664)
Effect of future change of fiscal aliquota*** on deferred taxes (previous years)	–	(261,115)	–
Effect of future change of fiscal aliquota on deferred taxes (generated in 2016)	–	18,258	–
Others	(1,796)	39,054	(47,886)
Income tax expense/(benefit) recognized in profit or loss relating to continuing operations (current & deferred)	$174,506	$(87,939)	$143,893

*   Restated for discontinued operations (see note 9 — Discontinued Operations)

The tax rate used for the 2017, 2016 and 2015 reconciliations above is the tax rate of 27.9%, 27.9% and 31.4% on taxable profits in Italy, respectively. This tax rate consists of both IRES (an Italian corporate income tax) and IRAP (an Italian regional production tax).

** During 2016, the Italian fiscal authority issued a new tax rule beginning in the fiscal year ended December 31, 2015 and continuing through 2017 allowing utilization of fiscal unit structure in tax reporting to offset and utilize operating losses amongst subsidiaries with common ownership, resulting in tax benefits to the Group.

***Aliquota is the combined total tax rate of IRES and IRAP (see note 8 — Deferred Taxes).